Intangible assets - Discount rates and terminal growth rates (Details)	Dec. 31, 2022
Banking | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.10%
Growth rate used to extrapolate cash flow projections	0.00%
Banking | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	14.20%
Growth rate used to extrapolate cash flow projections	2.00%
Credit card | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.70%
Growth rate used to extrapolate cash flow projections	1.00%
Credit card | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	13.90%
Growth rate used to extrapolate cash flow projections	2.00%
Securities
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Securities | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	13.60%
Securities | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	13.90%
Others
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Others | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.90%
Others | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.90%
Life insurance [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	2.37%
Life insurance [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	4.95%